FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		£ 34,708	£ 48,714
Bank and building society certificates of deposit		167	142
Asset-backed securities:
Mortgage-backed securities		1,156	108
Other asset-backed securities		255	317
		40,901	55,311
Corporate and other debt securities		4,615	6,030
Total debt securities held at fair value through profit or loss		3,643	3,397
Total other assets held at fair value through profit or loss		13,537	12,755
Trading and other financial assets at fair value through profit or loss		162,878	151,174
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		9,833	11,828
Asset-backed securities:
Mortgage-backed securities		189	47
Other asset-backed securities		95	69
		10,640	12,168
Corporate and other debt securities		523	224
Trading and other financial assets at fair value through profit or loss		42,236	45,253
Financial assets at fair value through profit or loss, category [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		12,187	14,904
Other public sector securities		1,527	1,325
Bank and building society certificates of deposit		222	244
Asset-backed securities:
Mortgage-backed securities		211	660
Other asset-backed securities		926	1,469
		34,540	38,210
Corporate and other debt securities		19,467	19,608
Investment Grade [Member]
Asset-backed securities:
Total debt securities held at fair value through profit or loss		27,732	25,219
Treasury shares [member]
Asset-backed securities:
Total held as trading assets		10,640	12,168
Total debt securities held at fair value through profit or loss		34,540	38,210
Treasury bills and other bills		18	20
Total other assets held at fair value through profit or loss		34,558	38,230
Trading and other financial assets at fair value through profit or loss		45,198	50,398
Treasury shares [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		9,833	11,828
Asset-backed securities:
Mortgage-backed securities		189	47
Other asset-backed securities		95	69
		284	116
Corporate and other debt securities		523	224
Treasury shares [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		12,187	14,904
Other public sector securities		1,527	1,325
Bank and building society certificates of deposit		222	244
Asset-backed securities:
Mortgage-backed securities		211	660
Other asset-backed securities		926	1,469
		1,137	2,129
Corporate and other debt securities		19,467	19,608
Treasury shares [member] | Investment Grade [Member]
Asset-backed securities:
Total held as trading assets	[1]	10,481	12,165
Total debt securities held at fair value through profit or loss	[1]	32,396	35,722
Treasury bills and other bills	[1]	18	20
Total other assets held at fair value through profit or loss	[1]	32,414	35,742
Trading and other financial assets at fair value through profit or loss	[1]	42,895	47,907
Treasury shares [member] | Investment Grade [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[1]	9,833	11,828
Asset-backed securities:
Mortgage-backed securities	[1]	84	47
Other asset-backed securities	[1]	95	69
	[1]	179	116
Corporate and other debt securities	[1]	469	221
Treasury shares [member] | Investment Grade [Member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[1]	12,180	14,904
Other public sector securities	[1]	1,519	1,318
Bank and building society certificates of deposit	[1]	222	244
Asset-backed securities:
Mortgage-backed securities	[1]	208	633
Other asset-backed securities	[1]	924	1,178
	[1]	1,132	1,811
Corporate and other debt securities	[1]	17,343	17,445
Treasury shares [member] | Other [Member]
Asset-backed securities:
Total held as trading assets	[2]	159	3
Total debt securities held at fair value through profit or loss	[2]	2,144	2,488
Treasury bills and other bills	[2]
Total other assets held at fair value through profit or loss	[2]	2,144	2,488
Trading and other financial assets at fair value through profit or loss	[2]	2,303	2,491
Treasury shares [member] | Other [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[2]
Asset-backed securities:
Mortgage-backed securities	[2]	105
Other asset-backed securities	[2]
	[2]	105
Corporate and other debt securities	[2]	54	3
Treasury shares [member] | Other [Member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[2]	7
Other public sector securities	[2]	8	7
Bank and building society certificates of deposit	[2]
Asset-backed securities:
Mortgage-backed securities	[2]	3	27
Other asset-backed securities	[2]	2	291
	[2]	5	318
Corporate and other debt securities	[2]	£ 2,124	£ 2,163

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2017: 331 million; 2016: 485 million) and not rated (2017: 1,972 million; 2016: 2,006 million).